Expenses	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Expenses

Note 19 – Expenses:

A.	Cost of revenue

	For the year ended December 31
	2023	2022	2021
	NIS in thousands

Payroll and associated expenses	8,401	6,567	11,605
Farm operating expenses	12,132	13,673	20,407
Purchases	240,765	282,029	115,952
Depreciation	5,295	4,780	3,163
Changes in inventory	(19,379)	(77,322)	(27,439)
	247,214	229,727	123,688

Note 19 – Expenses: (Cont.)

B.	General and administrative expenses:

	For the year ended December 31
	2023	2022	2021
	NIS in thousands

Payroll and associated expenses	10,329	10,960	8,673
Consulting and professional expenses	8,555	7,759	4,686
Directors’ fees	431	821	567
Insurance	1,749	2,147	2,661
Rent and maintenance	5,958	5,997	2,837
Provision for doubtful debts	4,363	(20)	477
Fees	680	302	337
Depreciation	7,871	4,224	2,931
Other	2,674	3,892	4,037
	42,610	36,082	27,206

C.	Sales and Marketing:

	For the year ended December 31
	2023	2022	2021
	NIS in thousands

Payroll and associated expenses	31,332	36,225	15,053
Commission distribution	14,834	5,597	5,624
Other	7,103	14,711	2,537
	53,269	56,533	23,214

Note 19 – Expenses: (Cont.)

D.	Other expenses (income):

	For the year ended December 31
A. Other income	2023	2022	2021
	NIS in thousands

Remeasurement of contingent consideration	897	10,572	-
Government reimbursements (Note 1(2) and Note 12B(A))	30,080	-	-
Remeasurement of provision for impairment of other receivables	1,277	-	-
Other	1,632	300	860
	33,886	10,872	860

B. Other expenses	For the year ended December 31
	2023	2022	2021
	NIS in thousands
Remeasurement of contingent consideration	1,964	-	-
Impairment losses on goodwill	63,101	-	-
Impairment losses on Property, plant and equipment	4,589	-	-
Changes in loan measured at fair value through profit or loss	2,330	-	-
Issuance expenses	-	-	3,504
Provision for impairment (See Note 12B)	-	11,729	-
Other	9,040	1,271	327
	81,024	13,000	3,831